Fair Value Measurement - Schedule of the Following Table Presents Changes in the Equity-Linked Share Issuance Liability Measured Using Level 3 Inputs (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of the Following Table Presents Changes in the Equity-Linked Share Issuance Liability Measured Using Level 3 Inputs [Line Items]
Beginning balance	$ 426,000
Ending balance	228,221
Equity-Linked Share Issuance Liability [Member]
Schedule of the Following Table Presents Changes in the Equity-Linked Share Issuance Liability Measured Using Level 3 Inputs [Line Items]
Beginning balance	426,000
Change in fair value	(197,779)
Ending balance	$ 228,221